Annual Total Returns [BarChart] - BlackRock Advantage Large Cap Core V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.40%
Annual Return 2012	12.75%
Annual Return 2013	33.56%
Annual Return 2014	12.36%
Annual Return 2015	0.52%
Annual Return 2016	10.55%
Annual Return 2017	22.33%
Annual Return 2018	(5.22%)
Annual Return 2019	28.92%
Annual Return 2020	19.80%